CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 5.0%
Interactive Media & Services - 3.4%
Meta Platforms Inc., Class A Shares	450,000	$67,036,500	*

Wireless Telecommunication Services - 1.6%
T-Mobile US Inc.	220,000	32,848,200	*

TOTAL COMMUNICATION SERVICES		99,884,700

CONSUMER DISCRETIONARY - 5.6%
Automobiles - 0.8%
General Motors Co.	400,000	15,728,000

Hotels, Restaurants & Leisure - 4.8%
Bloomin’ Brands Inc.	600,000	14,550,000
Expedia Group Inc.	200,000	22,860,000	*
Las Vegas Sands Corp.	400,000	23,600,000	*
MGM Resorts International	800,000	33,128,000

Total Hotels, Restaurants & Leisure		94,138,000

TOTAL CONSUMER DISCRETIONARY		109,866,000

CONSUMER STAPLES - 3.6%
Beverages - 1.2%
Constellation Brands Inc., Class A Shares	100,000	23,152,000

Personal Products - 2.4%
Coty Inc., Class A Shares	3,250,000	32,370,000	*
Haleon PLC	4,000,000	16,029,535	*(a)

Total Personal Products		48,399,535

TOTAL CONSUMER STAPLES		71,551,535

ENERGY - 16.1%
Energy Equipment & Services - 5.5%
Baker Hughes Co.	1,250,000	39,675,000
Noble Corp. PLC	1,000,000	40,690,000	*
Schlumberger Ltd.	500,000	28,490,000

Total Energy Equipment & Services		108,855,000

Oil, Gas & Consumable Fuels - 10.6%
APA Corp.	700,000	31,031,000
Energy Transfer LP	4,000,000	53,120,000
EQT Corp.	1,400,000	45,738,000
Hess Corp.	280,000	42,044,800
TotalEnergies SE, ADR	600,000	37,224,000

Total Oil, Gas & Consumable Fuels		209,157,800

TOTAL ENERGY		318,012,800

See Notes to Schedule of Investments.

ClearBridge Value Trust 2023 Quarterly Report	1

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2023

SECURITY	SHARES	VALUE
FINANCIALS - 21.4%
Banks - 9.3%
Bank of America Corp.	1,800,000	$63,864,000
M&T Bank Corp.	220,000	34,320,000
Signature Bank	150,000	19,342,500
Wells Fargo & Co.	1,400,000	65,618,000

Total Banks		183,144,500

Capital Markets - 2.1%
Goldman Sachs Group Inc.	60,000	21,948,600
Intercontinental Exchange Inc.	180,000	19,359,000

Total Capital Markets		41,307,600

Consumer Finance - 2.7%
Capital One Financial Corp.	300,000	35,700,000
OneMain Holdings Inc.	400,000	17,256,000

Total Consumer Finance		52,956,000

Diversified Financial Services - 1.9%
Equitable Holdings Inc.	1,200,000	38,484,000

Insurance - 4.3%
American International Group Inc.	1,000,000	63,220,000
Everest Re Group Ltd.	60,000	20,981,400

Total Insurance		84,201,400

Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	1,600,000	22,592,000

TOTAL FINANCIALS		422,685,500

HEALTH CARE - 14.0%
Biotechnology - 7.3%
AbbVie Inc.	240,000	35,460,000
Biogen Inc.	70,000	20,363,000	*
BioMarin Pharmaceutical Inc.	425,000	49,023,750	*
BioNTech SE, ADR	75,000	10,755,750
Vertex Pharmaceuticals Inc.	90,000	29,079,000	*

Total Biotechnology		144,681,500

Health Care Equipment & Supplies - 2.0%
Zimmer Biomet Holdings Inc.	300,000	38,202,000

Health Care Providers & Services - 3.4%
CVS Health Corp.	300,000	26,466,000
Tenet Healthcare Corp.	250,000	13,712,500	*
UnitedHealth Group Inc.	55,000	27,455,450

Total Health Care Providers & Services		67,633,950

See Notes to Schedule of Investments.

2	ClearBridge Value Trust 2023 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2023

SECURITY	SHARES	VALUE
Pharmaceuticals - 1.3%
AstraZeneca PLC, ADR	400,000	$26,148,000

TOTAL HEALTH CARE		276,665,450

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.5%
Airbus SE	240,000	30,087,811	(a)

Construction & Engineering - 1.6%
Quanta Services Inc.	200,000	30,438,000

Electrical Equipment - 2.1%
Fluence Energy Inc.	673,677	16,262,563	*
Sensata Technologies Holding PLC	500,000	25,425,000

Total Electrical Equipment		41,687,563

Industrial Conglomerates - 1.2%
Siemens AG, Registered Shares	150,000	23,430,791	(a)

Machinery - 1.6%
CNH Industrial NV	1,800,000	31,896,000

Road & Rail - 2.2%
Uber Technologies Inc.	1,400,000	43,302,000	*

Trading Companies & Distributors - 1.1%
Marubeni Corp.	1,799,940	22,082,718	(a)

TOTAL INDUSTRIALS		222,924,883

INFORMATION TECHNOLOGY - 6.7%
IT Services - 1.6%
Fiserv Inc.	300,000	32,004,000	*

Semiconductors & Semiconductor Equipment - 1.2%
SolarEdge Technologies Inc.	70,000	22,339,100	*

Software - 3.9%
Black Knight Inc.	150,000	9,088,500	*
Oracle Corp.	600,000	53,076,000
VMware Inc., Class A Shares	125,000	15,308,750	*

Total Software		77,473,250

TOTAL INFORMATION TECHNOLOGY		131,816,350

MATERIALS - 7.6%
Chemicals - 1.9%
Air Liquide SA	110,000	17,514,873	(a)
Mosaic Co.	400,000	19,816,000

Total Chemicals		37,330,873

See Notes to Schedule of Investments.

ClearBridge Value Trust 2023 Quarterly Report	3

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2023

SECURITY			SHARES	VALUE
Metals & Mining - 5.7%
Alcoa Corp.			375,000	$19,590,000
Freeport-McMoRan Inc.			1,300,000	58,006,000
Royal Gold Inc.			275,000	34,933,250
Total Metals & Mining				112,529,250

TOTAL MATERIALS				149,860,123

REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
Howard Hughes Corp.			200,000	17,098,000	*

UTILITIES - 6.9%
Electric Utilities - 3.2%
American Electric Power Co. Inc.			500,000	46,980,000
Constellation Energy Corp.			200,000	17,072,000

Total Electric Utilities				64,052,000

Independent Power and Renewable Electricity Producers - 3.7%
AES Corp.			1,650,000	45,226,500
Vistra Corp.			1,200,000	27,672,000

Total Independent Power and Renewable Electricity Producers				72,898,500

TOTAL UTILITIES				136,950,500

TOTAL COMMON STOCKS (Cost - $1,504,663,568)				1,957,315,841

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
East Resources Acquisition Co., Class A Shares (Cost - $100,000)		7/1/27	500,000	85,000	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,504,763,568)				1,957,400,841

RATE			SHARES
SHORT-TERM INVESTMENTS - 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%		10,099,800	10,099,800	(b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%		4,328,486	4,328,486	(b)(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,428,286)				14,428,286

TOTAL INVESTMENTS - 99.8% (Cost - $1,519,191,854)				1,971,829,127
Other Assets in Excess of Liabilities - 0.2%				3,643,791

TOTAL NET ASSETS - 100.0%				$1,975,472,918

See Notes to Schedule of Investments.

4	ClearBridge Value Trust 2023 Quarterly Report

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown is one-day yield as of the end of the reporting period.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $4,328,486 and the cost was $4,328,486 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Value Trust 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m.

(Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6

Notes to Schedule of Investments (unaudited) (cont’d)

the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (Level 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$55,522,000	$16,029,535	—	$71,551,535
Industrials	147,323,563	75,601,320	—	222,924,883
Materials	132,345,250	17,514,873	—	149,860,123
Other Common Stocks	1,512,979,300	—	—	1,512,979,300
Warrants	85,000	—	—	85,000

Total Long-Term Investments	1,848,255,113	109,145,728	—	1,957,400,841

Short-Term Investments†	14,428,286	—	—	14,428,286

Total Investments	$1,862,683,399	$109,145,728	—	$1,971,829,127

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,366,122	$25,030,566	25,030,566	$26,068,202	26,068,202	—	$35,108	—	$4,328,486

8